Expense Example - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth & Income Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Growth & Income Fund - Class A
Expense Example:
1 year	$ 662
3 years	845
5 years	1,045
10 years	1,619
Fidelity Advisor Growth & Income Fund - Class C
Expense Example:
1 year	270
3 years	526
5 years	907
10 years	1,771
Fidelity Advisor Growth & Income Fund - Class M
Expense Example:
1 year	463
3 years	703
5 years	961
10 years	1,699
Fidelity Advisor Growth & Income Fund - Class I
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
Fidelity Advisor Growth & Income Fund - Class Z
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	$ 653